Note 6 - Capital Stock - Warrant Activity (Details) - $ / shares	12 Months Ended	24 Months Ended
	Aug. 31, 2018	Aug. 31, 2018
Statement Line Items [Line Items]
Balance (in shares)		657,143
Balance, weighted average exercise price (in CAD per share)		$ 1.29
Warrants granted (in shares)	0	5,858,257
Warrants granted, weighted average exercise price (in CAD per share)		$ 1.37
Agent warrants granted (in shares)		287,901
Agent warrants granted, weighted average exercise price (in CAD per share)		$ 1.25
Expired warrants (in shares)		(400,000)
Expired warrants, weighted average exercise price (in CAD per share)		$ (1.30)
Warrants exercised (in shares)		(1,840,400)
Warrants exercised, weighted average exercise price (in CAD per share)		$ (1.12)
Balance (in shares)	4,562,901	4,562,901
Balance, weighted average exercise price (in CAD per share)	$ 1.36	$ 1.36